Invesco Multi-Asset Inflation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
MAI-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Invesco Multi-Asset Inflation Fund
Investments in Affiliated and Unaffiliated Issuers–100.57%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–7.89%
Invesco DB Oil Fund(b)	7.89%	$101,683	$18,958	$(41,753)	$23,950	$454	$—	9,828	$103,292
Asset Allocation Funds–8.83%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6	8.83%	121,707	23,048	(34,613)	7,707	(2,282)	—	17,590	115,567
Domestic Equity Funds–25.70%
Energy Select Sector SPDR Fund (The)–ETF(c)	5.52%	75,587	14,809	(28,845)	13,215	(2,497)	594	1,093	72,269
Invesco Energy Fund-Class R5	5.54%	75,948	16,868	(32,689)	19,883	(7,557)	—	3,375	72,453
iShares U.S. Consumer Goods ETF(c)	6.88%	91,964	16,565	(28,691)	11,961	(1,853)	406	753	89,946
iShares U.S. Health Care–ETF(c)	7.76%	101,435	6,790	(14,174)	5,643	1,847	268	524	101,541
Total Domestic Equity Funds		344,934	55,032	(104,399)	50,702	(10,060)	1,268		336,209
Fixed Income Funds–36.55%
Invesco Emerging Market Flexible Bond Fund-Class R6	1.96%	26,062	7,709	(9,812)	2,314	(678)	(366)	4,353	25,595
Invesco Floating Rate Fund-Class R6	4.91%	64,210	3,681	(5,364)	1,837	(98)	859	8,673	64,266
Invesco Fundamental Investment Grade Corporate Bond ETF	1.98%	—	53,304	(28,021)	240	410	138	1,022	25,933
Invesco High Yield Fund-Class R6	4.28%	58,609	5,001	(10,977)	3,704	(421)	858	13,772	55,916
Invesco Income Fund-Class R5	6.49%	81,062	23,886	(22,235)	3,139	(896)	1,206	9,948	84,956
Invesco Quality Income Fund-Class R5	2.16%	25,667	18,075	(15,912)	1,129	(743)	335	2,418	28,216
Invesco Short Duration Inflation Protected Fund-Class R6	14.77%	192,556	28,464	(29,988)	3,124	(928)	1,122	18,944	193,228
Total Fixed Income Funds		448,166	140,120	(122,309)	15,487	(3,354)	4,152		478,110
Foreign Equity Funds–14.06%
Invesco Global Infrastructure Fund-Class R6	6.20%	86,246	15,676	(33,075)	11,811	395	(148)	7,348	81,053
Invesco Gold & Precious Metals Fund-Class Y(b)	5.90%	80,111	7,518	(17,515)	9,545	(2,400)	—	21,051	77,259
Invesco International Growth Fund-Class R6	1.96%	26,287	15,523	(20,776)	5,794	(1,168)	—	791	25,660
Total Foreign Equity Funds		192,644	38,717	(71,366)	27,150	(3,173)	(148)		183,972
Real Estate Funds–6.37%
Invesco Global Real Estate Income Fund-Class R6	6.37%	87,169	26,258	(37,814)	8,596	(927)	754	8,936	83,282
Money Market Funds–1.17%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(d)	0.41%	2,351	45,844	(42,844)	—	—	14	5,351	5,351
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(d)	0.29%	1,679	32,746	(30,603)	—	—	11	3,821	3,822
Invesco Treasury Portfolio —Institutional Class, 2.31%(d)	0.47%	2,687	52,394	(48,965)	—	—	16	6,116	6,116
Total Money Market Funds		6,717	130,984	(122,412)	—	—	41		15,289
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,251,120)	100.57%	$1,303,020	$433,117	$(534,666)	$133,592	$(19,342)	$6,067		$1,315,721
OTHER ASSETS LESS LIABILITIES	(0.57)%								(7,486)
NET ASSETS	100.00%								$1,308,235
Investment Abbreviations:
ETF -	Exchange-Traded Fund
SPDR -	Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or
“Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco
Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
A.
Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Invesco Multi-Asset Inflation Fund

A.
Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any)
is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Multi-Asset Inflation Fund